Income Taxes	7 Months Ended	9 Months Ended
	Dec. 31, 2021	Sep. 30, 2022
Income Tax Disclosure [Abstract]
Income Taxes
8.	Income Taxes
Income before income taxes and Income tax expense consisted of the following:

For the period from May 19, 2021 to December 31, 2021
(In thousands)
Income before income taxes:
Domestic operations	$—
Foreign operations	11,907

$11,907

Income tax expense:
Current:
Federal	$—
State	—
Foreign	4,893

4,893

Deferred:
Domestic operations	—
Foreign operations	146

146

$5,039

The Company’s Income tax expense differs from the amount that would be computed by applying the U.S. federal statutory rate as follows:

For the period from May 19, 2021 to December 31, 2021
(In thousands)
Taxes calculated at the U.S. federal statutory rate	$2,500
Effect of tax rates on international operations	1,112
Withholding taxes	1,427

Income tax expense	$5,039

Deferred income taxes, net reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to reverse. The significant components of deferred tax assets and liabilities are as follows:

December 31, 2021
(In thousands)
Deferred tax assets:
Expenses currently not deductible	$3,423

Deferred tax liabilities:
Depreciation and amortization	$(8,064)
Inventory	(722)

Total deferred tax liabilities	$(8,786)

Total deferred tax liabilities, net	$(5,363)

For the year ended December 31, 2021, all undistributed earnings of the Company’s foreign subsidiaries, which are indefinitely reinvested outside the U.S., were provisionally estimated to be $17.7 million.
The Company records a liability for unrecognized income tax benefits for the amount of benefit included in its previously filed income tax returns and in its financial results expected to be included in income tax returns to be filed for periods through the date of its Consolidated Financial Statements for income tax positions for which it is not more likely than not to be sustained upon examination by the respective taxing authority. The gross unrecognized tax benefit (inclusive of associated interest and penalties) at inception (May 19, 2021) and December 31, 2021 was $2.9 million.
The Company is routinely examined by tax authorities around the world. Tax examinations remain in process in Peru. In Peru, tax years dating back to 2012 remain subject to examination.
The Company’s total unrecognized tax benefits were $2.9 million as of December 31, 2021, inclusive of $0.8 million of interest and penalties and are included within Other liabilities on the Consolidated Balance Sheet. Due to the difficulty in predicting with reasonable certainty when tax audits will be fully resolved and closed, the range of reasonably possible significant increases or decreases in the liability for unrecognized tax benefits that may occur within the next 12 months is difficult to ascertain. Currently, the Company estimates that it is reasonably possible that the expiration of various statutes of limitations, resolution of tax audits and court decisions may reduce its tax expense in the next 12 months, the Company does not expect any such reduction to be material.

5. Income Taxes
During the three and nine months ended September 30, 2022, Income from continuing operations before income taxes was $72.1 million and $234.3 million, respectively, while Income tax expense was $17.8 million and $63.6 million, respectively. The effective tax rate was 24.7% and 27.2% for the three and nine months ended September 30, 2022, respectively. The effective tax rates differed from the 2022 U.S. federal statutory rate of 21% primarily due to the impact of withholding taxes and non-deductible
expenses.
During the three and nine months ended October 1, 2021, Income from continuing operations before income taxes was $78.9 million and $245.1 million, respectively, while Income tax expense was $17.4 million and $47.0 million, respectively. The effective tax rate was 22.1% and 19.2% for the three and nine months ended October 1, 2021, respectively. The effective tax rates differed from the 2021 U.S. federal statutory rate of 21% primarily due to the recognition of discrete tax benefits as a result of audit settlements that occurred in first nine months of 2021. Additionally, the Company’s foreign earnings in the first nine months of 2021 were taxed at lower rates than the U.S federal statutory rate.